Sandalwood Opportunity Fund
FUND SUMMARY
Investment Objective:
The Fund seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [21] of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page [53] of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sandalwood Opportunity Fund	Class A	Class I	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sandalwood Opportunity Fund		Class A	Class I	Class C
Management Fees		2.55%	2.55%	2.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.38%	0.41%	0.41%
Interest Expense		0.04%	0.04%	0.04%
Remaining Other Expenses		0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.19%	3.97%	2.97%
Fee Waiver	[2]	(0.19%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver		3.00%	3.75%	2.75%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2016 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advise r)) do not exceed 2.95%, 3.70% and 2.70% of average daily net assets attributable to Class A, Class C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fiscal year end in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Sandalwood Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	861	1,485,552	21,232	3,856
Class I	377	1,190	2,019	4,167
Class C	278	898	1,543	3,274

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in fixed income securities rated below investment grade using multiple event-driven, credit analysis-based, long/short credit, distressed debt, relative value and global strategies. Event-driven strategies seek to profit from pricing differences or inefficiencies among securities that may occur before or after a specific corporate event−ankruptcy, merger, acquisition or spinoff. Credit analysis-based strategies seek to profit from pricing differences or inefficiencies among debt securities of issuers that are in some sort of financial distress−credit quality downgrade, delinquency, default, restructuring, bankruptcy or relatively low financial performance. Distressed debt strategies seek returns from price improvement or recovery proceeds on debt securities of troubled issuers by anticipating improved fundamentals, acquisition by a stronger issuer, liquidation proceeds in a reorganization or bankruptcy or foreclosure. Relative value strategies seek returns by long/short investments that seek to exploit disparities in pricing relationships between instruments with similar characteristics. Global strategies seek investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in securities markets. Each type of strategy may employ risk-reducing hedging techniques using short selling, futures contracts, options or credit-default swaps and total return swaps.

The Fund defines fixed income securities as bills, notes, debentures, bonds, loans or loan participations, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund defines equity securities as common stock, preferred stock, or debt that is convertible into common stock. The Fund invests without restriction as to issuer capitalization, country, credit quality and without restriction as to the maturity of fixed income securities. The Fund plans to invest in fixed income securities rated below investment grade. In addition to executing these strategies directly, the Fund may also invest in securities of closed-end funds, mutual funds, limited liability companies or limited partnerships (“Underlying Funds”) that each invest using one or more of the strategies described above.

The Fund’s adviser and primary sub-adviser manage the Fund’s portfolio and determine which specific strategies to utilize at any given time and the Fund’s adviser delegates management of portions of the Fund’s portfolio to at least 3 sub-advisers, each of which has a specific strategy expertise. The adviser and the primary sub-adviser work together to identify prospective sub-advisers. The adviser also retains final authority with respect to the selection of a specific strategy or sub-adviser and any sub-adviser’s selection of specific securities if it believes an investment or allocation is not consistent with the Fund’s investment guidelines. The adviser and the primary sub-adviser are responsible for ongoing performance evaluation and monitoring of all sub-advisers. The adviser’s investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring. The adviser has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio. A summary of the adviser’s process is as follows:

• Setting the Fund’s overall investment objective

• Assisting the primary sub-adviser in the identification of existing and potential sub-advisers

• Monitoring and evaluating the performance of the sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Fund

• Implementing procedures to ensure that the sub-advisers comply with the Fund’s investment objective, polices and restrictions

The adviser monitors all sub-advisers to assure that investments that are made are consistent with the Fund’s strategy and to manage portfolio-level risk and would implement any investment in Underlying Funds recommended by Sandalwood Securities, Inc. (“Sandalwood”).

Sandalwood Securities, Inc.’s Investment Process

Sandalwood serves as the Fund’s primary sub-adviser. Sandalwood engages in a due diligence process to review the quality of each potential sub-adviser prior to its initial investment and will conduct “follow-up” due diligence on an ongoing basis. Sandalwood will make a detailed evaluation of each sub-adviser’s past performance, current investment strategy, assets under management, research capabilities, management experience and other factors. A strong performance record is usually a prerequisite to the selection of any sub-adviser.

Sandalwood recommends sub-advisers or investments in or Underlying Funds to execute specific event-driven, credit analysis-based, long/short credit, distressed debt, convertible arbitrage, relative value, global strategies or equity long/short.

Sandalwood may recommend the termination of a sub-adviser when performance is lower than expected, it believes the sub-adviser is no longer satisfactory because of a change in management or risk controls, or finds another sub-adviser it believes to be more attractive.

Sub-Advisers’ Investment Processes.

Deer Park Road Corporation (“Deer Park”). Deer Park invests primarily in Senior Alt-A and Subprime RMBS, in addition it may also invest in CMBS or other asset-backed securities. Most, if not all of these investments are non-rated or non-investment grade. Its investments include deep value, high cash flow, short duration RMBS.

Whippoorwill Associates, Inc. (“Whippoorwill”). The investment process at Whippoorwill is a continuous, centralized process. Whippoorwill Associates invests primarily in event driven middle market credit opportunities. The sub-adviser reviews potential investments, changes in the fundamentals of specific issuers, risk allocation, appropriate diversification and overall market conditions. After potential investments are identified, the proposed investments are screened and, if the initial review concludes that further investigation is warranted, a comprehensive analysis is commenced.

Whippoorwill closely monitors the performance of each portfolio company, its portfolio company’s competitors and the applicable industry group. Reviews of each investment are conducted periodically or whenever a material development occurs.

Acuity Capital Management, LLC (“Acuity”). Acuity utilizes a relative value approach, focusing on multiple asset classes of corporate credits, marrying top down macro views with deep, fundamental credit analysis. Acuity’s opportunistic approach is heavily influenced by macro factors. Acuity seeks to preserve capital in challenging markets and quickly reposition capital to capture mispricings created by market selloffs.

MidOcean Credit Fund Management, L.P. (“MidOcean”). MidOcean’s investment team sources new investment opportunities by utilizing a relative value strategy to identify investment opportunities in the crossover credit space (generally, credits rated B- to BBB+). The investment team monitors secondary market activity, creates asset screens to identify attractive investment opportunities, and invites reverse inquiries from its trading partners. Preliminary due diligence is conducted by individual members of MidOcean’s investment team and includes a review of the company’s fundamental credit risk profile, the structure of the investment instrument (i.e., security analysis), the instrument’s liquidity, and present market technicals for best price execution.

Manager-of-Managers Order

The Fund and the adviser have requested that the Securities and Exchange Commission grant an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the “Order”). However, there is no guarantee that such an Order will be issued. Until that Order is granted, shareholder approval is required if the adviser hires a sub-adviser or sub-advisers.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks may apply to the Fund’s direct investments, as well any investments that may be made through Underlying Funds.

• ABS, RMBS and CMBS Risk: ABS, RMBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses.

• Fixed Income Risk: The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

○ Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser’s and sub-advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

As a result of certain strategies designed to mitigate market risk, the Fund may not participate as fully in positive markets because of these strategies and each strategy could negatively impact the Fund.

• Market Risk: Overall equity and fixed income securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short equity position transaction.

• Smaller Company Risk: Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk: The Fund may also invest in Underlying Funds, which are subject to investment advisory and other expenses that would be indirectly paid by the Fund. As a result, the cost of investing in the Fund would be higher than the cost of investing directly in an Underlying Fund and therefore may be higher than other mutual funds that invest directly in stocks and bonds. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented in the bar chart, would vary from the returns for Class I shares. The performance table compares the performance of the Class I and Class A shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sandalwoodfund.com or by calling 1-888-868-9501.

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2013	5.35%
Worst Quarter:	4th Quarter 2014	(3.38)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns Sandalwood Opportunity Fund	Label	One Year	Since Inception	Inception Date
Class I	Return before taxes	0.85%	6.08%	Nov. 29, 2012
Class I Return after taxes on distributions		(1.57%)	4.18%
Class I Return after taxes on distributions and sale of Fund shares		0.51%	3.81%
Class A	Return before taxes	(5.31%)	2.86%	Nov. 29, 2012
HFRX Fixed Income (reflects no deduction for fees, expenses or taxes)		(1.76%)	3.32%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Class A shares are not shown and would differ from those of Class I shares. Returns for Class A shares include the maximum sales charge of 5.75%.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities.